Income tax benefit/(expense) - Disclosure of reconciliation of income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes paid (refund) [abstract]
PROFIT/(LOSS) BEFORE TAX	€ (11,486)	€ (98,629)	€ (144,815)
Tax calculated at domestic tax rates applicable to profits in the respective countries	2,953	23,400	37,203
Income not subject to tax (mainly R&D tax credit)	3,630	190	7,435
Expenses not deductible for tax purposes	(3,391)	(1,902)	(26)
Deferred tax asset not recognized	(3,896)	(23,360)	(45,955)
Utilization of previously unrecognized tax losses/ Recognition of tax asset previously not recognized	172	(1,593)	2,628
Income tax credit/withholding tax/other adjustments	168	553	101
Effect of change in applicable tax rate	(34)	(160)	586
Exchange differences	(244)	(25)	(526)
Income tax of prior years	(119)	98	90
Minimum income tax	0	(2)	(2)
INCOME TAX BENEFIT/(EXPENSE)	€ (761)	€ (2,800)	€ 1,536
Effective income tax rate	0.00%	0.00%	0.00%